Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax liability and benefit for fair value of Derivatives	$ (1,456)	$ 470	$ 1,840
Deferred tax on reclassification	41	209	38
Underwriting commission	1,086
Deferred tax expense benefit related to termination of derivatives	(3,926)
Accumulated Other Comprehensive Loss, net
Deferred tax liability and benefit for fair value of Derivatives	(1,456)	470	1,840
Deferred tax on reclassification	41	209	38
Deferred tax expense benefit related to termination of derivatives	(3,926)
Additional Paid-in Capital
Underwriting commission	$ 1,086